UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2016

Semiannual Report
to Shareholders

Deutsche CROCI® U.S. Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Manager

8 Portfolio Summary

10 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statement of Changes in Net Assets

18 Financial Highlights

23 Notes to Financial Statements

31 Information About Your Fund's Expenses

33 Advisory Agreement Board Considerations and Fee Evaluation

35 Account Management Resources

37 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the fund. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Seven years into our economic recovery, you might be wondering "where’s the beef"? The strong U.S. dollar and sluggish growth have hampered exports and manufacturing. Low oil prices are raising concerns about the energy sector. A steep sell-off in the first quarter, plus a contentious U.S. election campaign and ongoing geopolitical issues, have led many to question what lies ahead.

Our analysts see a case for continued, albeit modest, growth in the U.S. economy. Households have reduced debt and are seeing gains in real income thanks to improving labor markets and lower energy prices. Businesses remain reasonably well positioned financially, with an added boost to purchasing power from lower energy prices. Lastly, while the Federal Reserve Board has initiated the process of raising short-term interest rates, we are confident that "low and slow" will continue to be the watchwords for a while.

The later stages of an economic recovery tend to bring increased volatility and more challenges to achieving positive investment returns. We believe that active management — careful sector allocation and security selection driven by deep research — can make a difference in this environment.

In the end, it is important to remember the core reason for investing: long- term goals and a desire for growth tempered by reasonable risk management. We appreciate your trust and welcome the opportunity to put our resources, experience and expertise to work in helping you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Please note: Deutsche Asset & Wealth Management is now two distinct businesses: Deutsche Asset Management and Deutsche Bank Wealth Management. As a result, our key service providers will be renamed Deutsche AM Service Company; Deutsche AM Distributors, Inc. and Deutsche AM Trust Company, effective May 9, 2016.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary March 31, 2016 (Unaudited)

Class A	6-Month‡	Life of Fund*
Average Annual Total Returns as of 3/31/16
Unadjusted for Sales Charge	7.52%	–7.00%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.33%	–12.35%
S&P 500® Index†	8.49%	0.07%
Class C	6-Month‡	Life of Fund*
Average Annual Total Returns as of 3/31/16
Unadjusted for Sales Charge	7.19%	–7.71%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.19%	–8.62%
S&P 500® Index†	8.49%	0.07%
Class R6	6-Month‡	Life of Fund*
Average Annual Total Returns as of 3/31/16
No Sales Charges	7.71%	–6.73%
S&P 500® Index†	8.49%	0.07%
Class S	6-Month‡	Life of Fund*
Average Annual Total Returns as of 3/31/16
No Sales Charges	7.69%	–6.85%
S&P 500® Index†	8.49%	0.07%
Institutional Class	6-Month‡	Life of Fund*
Average Annual Total Returns as of 3/31/16
No Sales Charges	7.71%	–6.73%
S&P 500® Index†	8.49%	0.07%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2016 are 4.62%, 5.38%, 4.36%, 4.37% and 4.34% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche CROCI® U.S. Fund — Class A ■ S&P 500 Index†

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Deutsche CROCI® U.S. Fund commenced operations on April 13, 2015.

† The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/16	$ 9.19	$ 9.17	$ 9.20	$ 9.19	$ 9.20
9/30/15	$ 8.65	$ 8.61	$ 8.66	$ 8.65	$ 8.66
Distribution Information as of 3/31/16
Income Distributions, Six Months	$ .10	$ .06	$ .12	$ .12	$ .12

Portfolio Manager

Di Kumble, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Senior Portfolio Manager, Head of Tax Managed Equities: New York.

— Joined Deutsche Asset Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

— PhD in Chemistry, Princeton University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at March 31, 2016 (24.7% of Net Assets)
1. International Business Machines Corp. Manufacturer of computers and provider of information processing services	2.5%
2. DaVita HealthCare Partners, Inc. Provides a variety of healthcare services	2.5%
3. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	2.5%
4. Stanley Black & Decker, Inc. Diversified global provider of hand tools, power tools and related accessories, mechanical access and electronic security solutions, healthcare solutions, engineered fastening systems and more	2.5%
5. Corning, Inc. Global technology based company	2.5%
6. Cummins, Inc. Designs, manufactures, distributes and services diesel and natural gas engines	2.5%
7. United Technologies Corp. Manufacturer of aerospace equipment, climate control systems and elevators	2.5%
8. Goodyear Tire & Rubber Co. Manufacturer, distributor and seller of tires	2.4%
9. Emerson Electric Co. Manufacturer of electrical, electromechanical and electronic products	2.4%
10. Time Warner, Inc. Media and entertainment company	2.4%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 35 for contact information.

Investment Portfolio as of March 31, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 93.9%
Consumer Discretionary 11.8%
Auto Components 4.8%
Goodyear Tire & Rubber Co.	4,016	132,448
Johnson Controls, Inc.	3,350	130,549
		262,997
Media 4.7%
Time Warner, Inc.	1,820	132,041
Twenty-First Century Fox, Inc. "A"	4,379	122,087
		254,128
Specialty Retail 2.3%
Bed Bath & Beyond, Inc.*	2,517	124,944
Consumer Staples 9.0%
Beverages 4.5%
Coca-Cola Co.	2,712	125,810
PepsiCo, Inc.	1,184	121,336
		247,146
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,823	124,857
Household Products 2.2%
Procter & Gamble Co.	1,446	119,020
Energy 4.8%
Oil, Gas & Consumable Fuels
Phillips 66	1,473	127,547
Valero Energy Corp.	2,050	131,487
		259,034
Health Care 11.5%
Biotechnology 2.3%
Gilead Sciences, Inc.	1,339	123,001
Health Care Providers & Services 2.5%
DaVita HealthCare Partners, Inc.*	1,843	135,239
Pharmaceuticals 6.7%
Johnson & Johnson	1,138	123,131
Merck & Co., Inc.	2,369	125,344
Pfizer, Inc.	3,995	118,412
		366,887
Industrials 28.3%
Aerospace & Defense 9.1%
Honeywell International, Inc.	1,091	122,247
Lockheed Martin Corp.	554	122,711
Raytheon Co.	956	117,234
United Technologies Corp.	1,330	133,133
		495,325
Electrical Equipment 7.2%
Eaton Corp. PLC	2,075	129,812
Emerson Electric Co.	2,434	132,361
Rockwell Automation, Inc.	1,149	130,699
		392,872
Machinery 12.0%
Cummins, Inc.	1,212	133,247
Illinois Tool Works, Inc.	1,231	126,104
PACCAR, Inc.	2,302	125,896
Parker-Hannifin Corp.	1,168	129,741
Stanley Black & Decker, Inc.	1,270	133,617
		648,605
Information Technology 21.5%
Communications Equipment 2.4%
Cisco Systems, Inc.	4,489	127,802
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	6,390	133,487
IT Services 2.5%
International Business Machines Corp.	898	136,002
Semiconductors & Semiconductor Equipment 4.6%
Intel Corp.	4,060	131,341
QUALCOMM, Inc.	2,347	120,026
		251,367
Software 2.4%
Oracle Corp.	3,195	130,707
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	1,238	134,930
NetApp, Inc.	4,704	128,372
Western Digital Corp.	2,589	122,304
		385,606
Materials 4.7%
Chemicals
LyondellBasell Industries NV "A"	1,473	126,059
The Mosaic Co.	4,739	127,953
		254,012
Telecommunication Services 2.3%
Diversified Telecommunication Services
Verizon Communications, Inc.	2,332	126,115
Total Common Stocks (Cost $5,222,297)		5,099,153

Cash Equivalents 5.6%
Central Cash Management Fund, 0.37% (a) (Cost $302,277)	302,277	302,277

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,524,574)†	99.5	5,401,430
Other Assets and Liabilities, Net	0.5	28,033
Net Assets	100.0	5,429,463

* Non-income producing security.

† The cost for federal income tax purposes was $5,524,574. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $123,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $211,568 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $334,712.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (b)	$ 5,099,153	$ —	$ —	$ 5,099,153
Short-Term Investments	302,277	—	—	302,277
Total	$ 5,401,430	$ —	$ —	$ 5,401,430

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of March 31, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $5,222,297)	$ 5,099,153
Investment in Central Cash Management Fund (cost $302,277)	302,277
Total investments, at value (cost $5,524,574)	5,401,430
Cash	1,670
Dividends receivable	6,575
Interest receivable	14
Other assets	50,961
Total assets	5,460,650
Liabilities
Accrued Trustees' fees	454
Other accrued expenses and payables	30,733
Total liabilities	31,187
Net assets, at value	$ 5,429,463
Net Assets Consist of
Undistributed net investment income	25,427
Net unrealized appreciation (depreciation) on investments	(123,144)
Accumulated net realized gain (loss)	(309,081)
Paid-in capital	5,836,261
Net assets, at value	$ 5,429,463

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($235,909 ÷ 25,665 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.19
Maximum offering price per share (100 ÷ 94.25 of $9.19)	$ 9.75

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($110,866 ÷ 12,086 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.17
Class R6 Net Asset Value, offering and redemption price per share ($93,229 ÷ 10,139 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.20
Class S Net Asset Value, offering and redemption price per share ($525,544 ÷ 57,189 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.19
Institutional Class Net Asset Value, offering and redemption price per share ($4,463,915 ÷ 485,446 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.20

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended March 31, 2016 (Unaudited)
Investment Income
Income: Dividends	$ 68,525
Income distributions — Central Cash Management Fund	161
Total income	68,686
Expenses: Management fee	15,790
Administration fee	2,430
Services to shareholders	708
Distribution and service fees	725
Custodian fee	1,728
Professional fees	31,077
Reports to shareholders	8,520
Registration fees	9,691
Trustees' fees and expenses	1,281
Other	4,789
Total expenses before expense reductions	76,739
Expense reductions	(56,149)
Total expenses after expense reductions	20,590
Net investment income (loss)	48,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(298,091)
Change in net unrealized appreciation (depreciation) on investments	619,321
Net gain (loss)	321,230
Net increase (decrease) in net assets resulting from operations	$ 369,326

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015*

Operations: Net investment income (loss)	$ 48,096	$ 40,082
Net realized gain (loss)	(298,091)	(10,990)
Change in net unrealized appreciation (depreciation)	619,321	(742,465)
Net increase (decrease) in net assets resulting from operations	369,326	(713,373)
Distributions to shareholders from: Net investment income: Class A	(1,879)	—
Class C	(747)	—
Class R6	(1,193)	—
Class S	(1,810)	—
Institutional Class	(57,122)	—
Total distributions	(62,751)	—
Fund share transactions: Proceeds from shares sold	550,321	192,790
Reinvestment of distributions	62,751	—
Payments for shares redeemed	(142,412)	(15,309)
Net increase (decrease) in net assets from Fund share transactions	470,660	177,481
Increase (decrease) in net assets	777,235	(535,892)
Net assets at beginning of period	4,652,228	5,188,120
Net assets at end of period (including undistributed net investment income of $25,427 and $40,082, respectively)	$ 5,429,463	$ 4,652,228

* For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 3/31/16 (Unaudited)	Period Ended 9/30/15[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.08	.06
Net realized and unrealized gain (loss)	.56	(1.41)
Total from investment operations	.64	(1.35)
Less distribution from: Net investment income	(.10)	—
Net asset value, end of period	$ 9.19	$ 8.65
Total Return (%)[c,d]	7.52**	(13.50)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	236	192
Ratio of expenses before expense reductions (%)	3.48*	4.62*
Ratio of expenses after expense reductions (%)	1.06*	1.06*
Ratio of net investment income (loss) (%)	1.72*	1.45*
Portfolio turnover rate (%)	51**	29**

[a] For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C	Six Months Ended 3/31/16 (Unaudited)	Period Ended 9/30/15[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.61	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.03
Net realized and unrealized gain (loss)	.58	(1.42)
Total from investment operations	.62	(1.39)
Less distribution from: Net investment income	(.06)	—
Net asset value, end of period	$ 9.17	$ 8.61
Total Return (%)[c,d]	7.19**	(13.90)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	111	115
Ratio of expenses before expense reductions (%)	4.26*	5.38*
Ratio of expenses after expense reductions (%)	1.81*	1.81*
Ratio of net investment income (loss) (%)	1.00*	.71*
Portfolio turnover rate (%)	51**	29**

[a] For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class R6	Six Months Ended 3/31/16 (Unaudited)	Period Ended 9/30/15[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.08
Net realized and unrealized gain (loss)	.57	(1.42)
Total from investment operations	.66	(1.34)
Less distribution from: Net investment income	(.12)	—
Net asset value, end of period	$ 9.20	$ 8.66
Total Return (%)[c]	7.71**	(13.40)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	93	87
Ratio of expenses before expense reductions (%)	3.13*	4.36*
Ratio of expenses after expense reductions (%)	.81*	.81*
Ratio of net investment income (loss) (%)	2.02*	1.72*
Portfolio turnover rate (%)	51**	29**

[a] For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S	Six Months Ended 3/31/16 (Unaudited)	Period Ended 9/30/15[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.08	.08
Net realized and unrealized gain (loss)	.58	(1.43)
Total from investment operations	.66	(1.35)
Less distribution from: Net investment income	(.12)	—
Net asset value, end of period	$ 9.19	$ 8.65
Total Return (%)[c]	7.69**	(13.50)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	526	114
Ratio of expenses before expense reductions (%)	3.24*	4.37*
Ratio of expenses after expense reductions (%)	.91*	.84*
Ratio of net investment income (loss) (%)	1.88*	1.71*
Portfolio turnover rate (%)	51**	29**

[a] For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Institutional Class	Six Months Ended 3/31/16 (Unaudited)	Period Ended 9/30/15[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.08
Net realized and unrealized gain (loss)	.57	(1.42)
Total from investment operations	.66	(1.34)
Less distribution from: Net investment income	(.12)	—
Net asset value, end of period	$ 9.20	$ 8.66
Total Return (%)[c]	7.71**	(13.40)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4
Ratio of expenses before expense reductions (%)	3.11*	4.34*
Ratio of expenses after expense reductions (%)	.81*	.81*
Ratio of net investment income (loss) (%)	2.02*	1.72*
Portfolio turnover rate (%)	51**	29**

[a] For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche CROCI® U.S. Fund (the "Fund") is a diversified series of Deutsche Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2015, the Fund had approximately $11,000 of short-term tax basis capital loss carryforwards, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $2,630,289 and $2,414,229, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursement) of 0.65% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from October 1, 2015 to January 31, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.06%
Class C	1.81%
Class R6	.81%
Class S	.91%
Institutional Class	.81%

For the six months ended March 31, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 2,125
Class C	1,384
Class R6	1,025
Class S	2,986
Institutional Class	48,629
$ 56,149

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2016, the Administration Fee was $2,430, of which $440 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2016
Class A	$ 105	$ 22
Class C	69	28
Class R6	12	4
Class S	140	43
Institutional Class	84	35
	$ 410	$ 132

Distribution and Service Fees. Under the Fund's Class C 12b-1 plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2016
Class C	$ 424	$ 69

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2016	Annualized Rate
Class A	$ 160	$ 130.18%
Class C	141	56.25%
	$ 301	$ 186

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2016 aggregated $84.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2016, the CDSC for the Fund's Class C shares was $0. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,703, of which $3,385 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At March 31, 2016, DIMA held approximately 89% of the outstanding shares of the Fund.

E. Line of Credit

Effective March 24, 2016, the Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2016.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2016		Period Ended September 30, 2015*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	7,854	$ 71,406	13,421	$ 124,384
Class C	—	—	3,392	32,455
Class S	53,787	478,915	3,736	35,951
		$ 550,321		$ 192,790
Shares issued to shareholders in reinvestment of distributions
Class A	218	$ 1,879	—	$ —
Class C	87	747	—	—
Class R6	139	1,193	—	—
Class S	210	1,810	—	—
Institutional Class	6,634	57,122	—	—
		$ 62,751		$ —
Shares redeemed
Class A	(4,586)	$ (40,779)	(1,242)	$ (10,703)
Class C	(1,393)	(11,226)	—	—
Class S	(10,025)	(90,407)	(519)	(4,606)
		$ (142,412)		$ (15,309)
Net increase (decrease)
Class A	3,486	$ 32,506	12,179	$ 113,681
Class C	(1,306)	(10,479)	3,392	32,455
Class R6	139	1,193
Class S	43,972	390,318	3,217	31,345
Institutional Class	6,634	57,122
		$ 470,660		$ 177,481
Initial capital
Class A	—	$ —	10,000	$ 100,000
Class C	—	—	10,000	100,000
Class R6	—	—	10,000	100,000
Class S	—	—	10,000	100,000
Institutional Class	—	—	478,812	4,788,120
		$ —		$ 5,188,120

* For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2015 to March 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/16	$ 1,075.20	$ 1,071.90	$ 1,077.10	$ 1,076.90	$ 1,077.10
Expenses Paid per $1,000*	$ 5.50	$ 9.38	$ 4.21	$ 4.72	$ 4.21
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/16	$ 1,019.70	$ 1,015.95	$ 1,020.95	$ 1,020.45	$ 1,020.95
Expenses Paid per $1,000*	$ 5.35	$ 9.12	$ 4.09	$ 4.60	$ 4.09

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche CROCI® U.S. Fund	1.06%	1.81%	.81%	.91%	.81%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the Deutsche CROCI® U.S Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in March 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In March 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees meet frequently to discuss fund matters. The Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Trustees were also advised by a fee consultant retained by the Trustees (the "Fee Consultant") in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors that it believed relevant to the interests of the Fund. The Board noted that DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Lipper Inc. and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.06%, 1.81%, 0.81%, 0.81%, and 0.91% of average net assets of Class A, Class C, Class R6, Institutional Class and Class S shares, respectively, for a one-year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee schedule as compared to fees charged by DIMA to comparable funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Their Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft dollar allocations, including that DIMA may allocate brokerage to pay for research services generated by parties other than the executing broker-dealers. The Board also noted the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the proposed management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DCUAX	DCUCX	DCUSX	DCUIX
CUSIP Number	25157M588	25157M570	25157M547	25157M554
Fund Number	1020	1320	2020	1420

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DCURX
CUSIP Number	25157M562
Fund Number	1620

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 27, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 27, 2016